Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note 10. Goodwill and Other Intangible Assets

The following table summarizes goodwill by segment:

	Zig-Zag	Stoker’s	NewGen	Total
Balance as of December 31, 2018	$96,107	$32,590	$17,242	$145,939

Adjustments	-	-	1,907	1,907
Acquisitions	-	-	6,436	6,436
Balance as of December 31, 2019	$96,107	$32,590	$25,585	$154,282

Acquisitions	5,339	-	-	5,339
Balance as of December 31, 2020	$101,446	$32,590	$25,585	$159,621

The following tables summarize information about the Company’s allocation of other intangible assets. Gross carrying amounts of unamortized, indefinite life intangible assets are shown below:

	December 31, 2020				December 31, 2019
	Zig-Zag	Stoker’s	NewGen	Total	Stoker’s	NewGen	Total
Unamortized, indefinite life intangible assets:
Trade names	$-	$8,500	$10,786	$19,286	$10,871	$10,786	$21,657
Formulas	42,245	53	-	42,298	53	-	53
Total	$42,245	$8,553	$10,786	$61,584	$10,924	$10,786	$21,710

Amortized intangible assets included within the NewGen segment consists of:

	December 31, 2020		December 31, 2019
	Gross Carrying	Accumulated Amortization	Gross Carrying	Accumulated Amortization
Amortized intangible assets:
Customer relationships (useful life of 8-10 years)	$6,936	$3,111	$6,936	$2,283
Trade names (useful life of 15 years)	9,530	1,375	7,158	714
Master distribution agreement (useful life of 15 years)	5,489	183	-	-
Franchise agreements (useful life of 8 years)	780	228	780	130
Non-compete agreements (useful life of 3.5 years)	100	100	100	88
Total	$22,835	$4,997	$14,974	$3,215

During 2020, $2.4 million in trade names related to Wind River Brands in the Stoker’s Product segment were determined to no longer be indefinite lived and began to be amortized. Annual amortization expense for each of the next five years is estimated to be approximately $1.9 million for 2021 through 2024 and $1.2 million for 2025, assuming no additional transactions occur that require the amortization of intangible assets.